Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenue by Geographical Location	The following table shows the revenue by geographical location of the Company’s revenue for the years ended December 31, 2025 2024and 2023 respectively, where is based on the location at which the marine fuel is delivered to the customer:
	For the years ended December 31,
	2025	2024	2023
Hong Kong	$68,010,653	$95,194,029	$95,186,597
United Arab Emirates	-	-	3,026,682
Singapore	3,527,158	2,939,617	1,724,319
Saudi Arabia	-	-	780,000
China	109,572	-	671,962
Others*	-	-	716,949
Total	$71,647,383	$98,133,646	$102,106,509

*	Others include Peru, South Africa, Netherlands, United States and Kenya.